Selling and marketing expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Selling and marketing expenses
Advertising costs	$ (33,775)	$ (90,190)	$ (88,926)	$ (154,634)
Employee benefits expenses	(1,252)	(555)	(2,395)	(838)
Selling and marketing expenses	$ (35,027)	$ (90,745)	$ (91,321)	$ (155,472)